UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

US Global Jets ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 98.5%
Australia - 1.0%
168,261		Qantas Airways, Ltd.	$439,342
Canada - 2.9%
49,826		Air Canada (a)	400,624
103,560		Chorus Aviation, Inc.	424,483
24,197		WestJet Airlines, Ltd.	431,539
			1,256,646
China - 1.1%
15,338		China Eastern Airlines Corporation, Ltd. - ADR	458,913
Germany - 1.1%
32,956		Deutsche Lufthansa	457,553
Greece - 1.0%
55,303		Aegean Airlines	414,650
Hong Kong - 1.0%
346,624		TravelSky Technology, Ltd.	436,073
Ireland - 1.0%
5,515		Ryanair Holdings plc - ADR	431,825
Japan - 1.0%
12,000		Japan Airlines Company, Ltd.	421,623
Mexico - 1.0%
29,817		Controladora Vuela Cia De Aviacion SAB de CV - ADR (a)	444,870
Netherlands - 1.0%
7,198		Airbus Group	425,560
New Zealand - 1.0%
279,604		Air New Zealand, Ltd.	438,834
Singapore - 1.0%
157,800		SATS, Ltd.	424,703
Switzerland - 1.1%
15,031		Wizz Air Holdings plc (a)	465,449
Turkey - 2.1%
38,691		Celebi Hava Servisi	431,627
57,867		TAV Havalimanlari Holdings	454,275
			885,902
United Kingdom - 2.0%
60,437		Dart Group plc	442,501
15,985		easy Jet plc	429,700
			872,201
United States - 79.2%
21,592		Alaska Air Group, Inc.	1,715,484
7,945		Allegiant Travel Company	1,718,106
129,904		American Airlines Group, Inc.	5,044,172
9,975		Boeing Company	1,306,226
113,540		Delta Air Lines, Inc.	5,094,540
9,468		General Dynamics Corporation	1,306,111
53,581		Hawaiian Holdings, Inc. (a)	1,322,379
65,359		JetBlue Airways Corporation (a)	1,684,301
78,066		SkyWest, Inc.	1,302,141
137,237		Southwest Airlines Company	5,220,496
35,764		Spirit Airlines, Inc. (a)	1,691,637
94,322		United Continental Holdings, Inc. (a)	5,003,782
49,193		Virgin America, Inc. (a)	1,683,876
			34,093,251
		TOTAL COMMON STOCKS (Cost $43,315,874)	42,367,395

SHORT-TERM INVESTMENTS
Money Market Fund - 0.6%
256,701		Fidelity Institutional Money Market Portfolio, 0.13%*	256,701
		TOTAL SHORT-TERM INVESTMENTS (Cost $256,701)	256,701

		TOTAL INVESTMENTS - 99.1% (Cost $43,572,575)	42,624,096
		Other Assets in Excess of Liabilities - 0.9%	400,112
		NET ASSETS - 100.0%	$43,024,208

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	ADR	American Depositary Receipt
	*	Rate shown is the annualized seven-day yield as of September 30, 2015.

		Since the fund does not have a full fiscal year, the tax cost of investment is the same as noted in Schedule of Investments

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,367,395	-	-	$42,367,395
Short-Term Investments	256,701		-	256,701
Total Investments in Securities	$42,624,096	$-	$-	$42,624,096

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Solutions

 By (Signature and Title) /s/ Paul R. Fearday
    Paul R. Fearday, President

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President

Date November 24, 2015

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer

Date November 23, 2015

* Print the name and title of each signing officer under his or her signature.